Revenue from services provided to customers	6 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue from services provided to customers
4. Revenue from services provided to customers
Revenue by types of service
The following tables present revenue earned by Nomura from providing services to customers by relevant line item in the consolidated statements of income for the six and three months ended September 30, 2022 and 2023.

	Millions of yen
	Six months ended September 30
	2022	2023
Commissions	¥138,583	¥171,692
Fees from investment banking	51,474	69,750
Asset management and portfolio service fees	137,288	148,473
Other revenue	21,015	20,653

Total	¥348,360	¥410,568

	Millions of yen
	Three months ended September 30
	2022	2023
Commissions	¥68,152	¥88,922
Fees from investment banking	24,189	38,604
Asset management and portfolio service fees	69,038	76,666
Other revenue	10,563	9,590

Total	¥171,942	¥213,782

Commissions represent revenue principally from trade execution, clearing services and distribution of fund units primarily provided by the Retail Division and to a lesser extent, the Wholesale Division. The following table shows a breakdown of Commissions for the six and three months ended September 30, 2022 and 2023.

	Millions of yen
	Six months ended September 30
	2022	2023
Brokerage commissions	¥96,820	¥113,548
Commissions for distribution of investment trust	13,924	27,389
Other commissions	27,839	30,755

Total	¥138,583	¥171,692

	Millions of yen
	Three months ended September 30
	2022	2023
Brokerage commissions	¥48,454	¥58,314
Commissions for distribution of investment trust	6,409	13,999
Other commissions	13,289	16,609

Total	¥68,152	¥88,922

Fees from investment banking represent revenue from financial advisory, underwriting and distribution primarily from the Wholesale Division, and to a lesser extent, the Retail Division. The following table shows the breakdown of Fees from investment banking for the six and three months ended September 30, 2022 and 2023.

	Millions of yen
	Six months ended September 30
	2022	2023
Equity underwriting and distribution fees	¥5,316	¥17,627
Debt underwriting and distribution fees	11,215	10,555
Financial advisory fees	28,310	23,615
Other fees	6,633	17,953

Total	¥51,474	¥69,750

	Millions of yen
	Three months ended September 30
	2022	2023
Equity underwriting and distribution fees	¥1,603	¥13,097
Debt underwriting and distribution fees	4,517	5,211
Financial advisory fees	14,279	9,991
Other fees	3,790	10,305

Total	¥24,189	¥38,604

Asset management and portfolio service fees represent revenue from asset management services primarily from the Investment Management Division, and to a lesser extent, the Retail Division.
The following table shows the breakdown of Asset management and portfolio service fees for the six and three months ended September 30, 2022 and 2023.

	Millions of yen
	Six months ended September 30
	2022	2023
Asset management fees	¥86,917	¥92,865
Administration fees	38,578	42,005
Custodial fees	11,793	13,603

Total	¥137,288	¥148,473

	Millions of yen
	Three months ended September 30
	2022	2023
Asset management fees	¥43,197	¥47,630
Administration fees	19,623	22,002
Custodial fees	6,218	7,034

Total	¥69,038	¥76,666

The following table presents summary information regarding the key methodologies, assumptions and judgments used in recognizing revenue for each of the primary types of service provided to customers, including the nature of underlying performance obligations within each type of service and whether those performance obligations are satisfied at a point in time or over a period of time. For performance obligations recognized over time, information is also provided to explain the nature of the input or output method used to recognize revenue over time.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
Trade execution, clearing services and distribution of fund units	• Buying and selling of securities on behalf of customers • Distribution of fund units • Clearing of securities and derivatives on behalf of customers
•  Trade execution and clearing commissions recognized at a point in time, namely trade date.

•  Distribution fees are recognized at a point in time when the fund units have been sold to third party investors.

•  Commissions recognized net of soft dollar credits provided to customers where Nomura is acting as agent in providing investment research and similar services to the customer.

Financial advisory services
•  Provision of financial advice to customers in connection with a specific forecasted transaction or transactions such as mergers and acquisitions

•  Provision of financial advice not in connection with a specific forecasted transaction or transactions such as general corporate intelligence and similar research

•  Issuance of fairness opinions

•  Structuring complex financial instruments for customers

•  Fees contingent on the success of an underlying transaction are variable consideration recognized when the underlying transaction has been completed since only at such point is it probable that a significant reversal of revenue will not occur.

•  Retainer and milestone fees are recognized either over the period to which they relate or are deferred until consummation of the underlying transaction depending on whether the underlying performance obligation is satisfied at a point in time or over time.

•  Judgment is required to make this determination with factors influencing this determination including, but not limited to, whether the fee is in connection with an engagement designed to achieve a specific transaction or outcome for the customer (such as the purchase or sale of a business), the nature and extent of benefit to be provided to the customer prior to, and in addition to such specific transaction or outcome and the fee structure for the engagement.

•  Retainer and milestone fees recognized over time are normally recognized on a straight-line basis over the term of the contract based on time elapsed.

Underwriting and syndication services
•  Underwriting of debt, equity and other financial instruments on behalf of customers

•  Distributing securities on behalf of issuers

•  Arranging loan financing for customers

•  Syndicating loan financing on behalf of customer

•  Underwriting and syndication fees are recognized at a point in time when the underlying transaction is complete.

•  Commitment fees where draw down of the facility is deemed remote recognized on a straight-line basis over the life of the facility based on time elapsed.

•  Underwriting and syndication costs recognized either as a reduction of revenue or on a gross basis depending on whether Nomura is acting as principal or agent for such amounts.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
Asset management services	• Management of funds, investment trusts and other investment vehicles • Provision of investment advisory services • Provision of custodial and administrative services to customers
•  Management fees earned by Nomura in connection with managing a fund, investment trust or other vehicle generally are recognized on a straight-line basis based on time elapsed.

•  Performance-based fees are variable consideration recognized when the performance metric has been determined since only at such point is it probable that a significant reversal of revenue will not occur.

•  Custodial and administrative fees are recognized on a straight-line basis over time based on time elapsed.

Where revenue is recognized at a point in time, payments of fees are typically received at the same time as when the performance obligation is satisfied, or within several days or months after satisfying a performance obligation. In relation to revenue recognized over time, payments of fees are typically settled monthly, quarterly or semi-annually.
The underlying contracts entered into by Nomura in connection with the services described above typically do not have significant financing components. If such components exist in a contract, Nomura has made an accounting policy permitted by ASC 606 “
Revenue from Contracts with Customers
” (“ASC 606”) not to adjust for the effects of a significant financing component where the financing is effectively for a period of one year or less. Such contracts also typically do not contain any rights of return or similar features for the customer.

Customer contract balances
When Nomura or the customer performs in accordance with the terms of a customer contract, a contract asset, customer contract receivable or contract liability is recognized in Nomura’s consolidated balance sheet.
A contract asset represents accrued revenue recognized by Nomura for completion or partially completion of a performance obligation, namely a right of Nomura to receive consideration for providing the service to the customer, which is conditional on factors or events other than the passage of time. A customer contract receivable is an unconditional right of Nomura to receive consideration in exchange for services provided. Both contract assets and customer contract receivables are reported in
Receivables from Customers
within Nomura’s consolidated balance sheet. A contract liability is any liability recognized in connection with a customer contract, including obligations to refund or obligations to provide a service in the future for which consideration has already been received or is due to be received. Contract liabilities are reported in
Payables to Customers
within Nomura’s consolidated balance sheet.
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amounts of contract assets as of March 31, 2023 and September 30, 2023 were not significant.

	Millions of yen
	March 31, 2023	September 30, 2023
Customer contract receivables	¥85,100	¥92,944
Contract liabilities (1)	5,226	4,963

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.
The balance of contract liabilities as of March 31, 2022 and 2023 were recognized as revenue for the six months ended September 30, 2022 and 2023, respectively.
Nomura recognized ¥4,511 million and ¥810 million of revenue from performance obligations satisfied in previous periods for the six months ended September 30, 2022 and the three months ended September 30, 2022, respectively. Nomura recognized ¥2,248 million and ¥571 million of revenue from performance obligations satisfied in previous periods for the six months ended September 30, 2023 and the three months ended September 30, 2023.
Transaction price allocated to the remaining performance obligations
In the ordinary course of business, Nomura may enter into customer contracts where the performance obligations are wholly or partially unsatisfied as of fiscal year ends. The total transaction prices allocated to the remaining unsatisfied performance obligations within these customer contracts were ¥1,189 million as of March 31, 2023 and ¥925 million as of September 30, 2023. As permitted by ASC 606, Nomura has elected not to disclose information about remaining performance obligations that have an individual estimated contract period of one year or less. In addition, considerations arising from contracts with customers do not comprise any significant amount that is not included in transaction price.
Customer contract costs
As permitted by ASC 340 “
Other Assets and Deferred Costs
,” Nomura has elected to expense all costs to obtain customer contracts where such amounts would be otherwise expensed within one year or less. As a result, the amounts of deferred costs to obtain or fulfill customer contracts as of March 31, 2023 and September 30, 2023 were not significant.